Shareholders' Equity and Regulatory Matters - Company's Consolidated Capital Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (Amount)	$ 56,439	$ 56,728
Actual (Ratio)	16.70%	16.30%
Minimum For Capital Requirement (Amount)	27,071	27,899
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)
Actual (Amount)	41,071	41,212
Actual (Ratio)	12.10%	11.80%
Minimum For Capital Requirement (Amount)	13,536	13,949
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)
Actual (Amount)	41,071	41,212
Actual (Ratio)	7.80%	7.60%
Minimum For Capital Requirement (Amount)	21,126	21,643
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)
Uwharrie Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (Amount)	54,503
Actual (Ratio)	16.20%
Minimum For Capital Requirement (Amount)	26,955
Minimum For Capital Requirement (Ratio)	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	33,694
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%
Actual (Amount)	50,280
Actual (Ratio)	15.00%
Minimum For Capital Requirement (Amount)	13,478
Minimum For Capital Requirement (Ratio)	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	20,216
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.00%
Actual (Amount)	50,280
Actual (Ratio)	9.60%
Minimum For Capital Requirement (Amount)	21,067
Minimum For Capital Requirement (Ratio)	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	26,334
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%
Bank of Stanly [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (Amount)		34,208
Actual (Ratio)		15.10%
Minimum For Capital Requirement (Amount)		18,159
Minimum For Capital Requirement (Ratio)		8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)		22,699
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)		10.00%
Actual (Amount)		31,349
Actual (Ratio)		13.80%
Minimum For Capital Requirement (Amount)		9,080
Minimum For Capital Requirement (Ratio)		4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)		13,619
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)		6.00%
Actual (Amount)		31,349
Actual (Ratio)		9.30%
Minimum For Capital Requirement (Amount)		13,619
Minimum For Capital Requirement (Ratio)		4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)		13,514
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)		5.00%
Anson Bank and Trust [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (Amount)		6,402
Actual (Ratio)		19.10%
Minimum For Capital Requirement (Amount)		2,688
Minimum For Capital Requirement (Ratio)		8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)		3,360
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)		10.00%
Actual (Amount)		5,976
Actual (Ratio)		17.80%
Minimum For Capital Requirement (Amount)		1,344
Minimum For Capital Requirement (Ratio)		4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)		2,016
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)		6.00%
Actual (Amount)		5,976
Actual (Ratio)		9.90%
Minimum For Capital Requirement (Amount)		2,016
Minimum For Capital Requirement (Ratio)		4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)		2,410
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)		5.00%
Cabarrus Bank and Trust [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (Amount)		12,879
Actual (Ratio)		15.50%
Minimum For Capital Requirement (Amount)		6,668
Minimum For Capital Requirement (Ratio)		8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)		8,335
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)		10.00%
Actual (Amount)		11,834
Actual (Ratio)		14.20%
Minimum For Capital Requirement (Amount)		3,334
Minimum For Capital Requirement (Ratio)		4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)		5,001
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)		6.00%
Actual (Amount)		11,834
Actual (Ratio)		9.00%
Minimum For Capital Requirement (Amount)		5,001
Minimum For Capital Requirement (Ratio)		4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)		$ 5,225
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)		5.00%